DISPOSAL OF SUBSIDIARIES	12 Months Ended
Dec. 31, 2025
DISPOSAL OF SUBSIDIARIES
DISPOSAL OF SUBSIDIARIES

34. DISPOSAL OF SUBSIDIARIES

In late 2021, we formally stepped into the NFT business. Up to year 2023, the financial performance of NFT business was extremely poor, the Company decided to terminate the wholly- owned NFT business and began to seek a buyer for this business in the first half of 2023. On October 13, 2023, The9 Limited executed the share sale contract with PT. DIFI NFT INDONESIA, which is a third party. The Group sold 1 Ordinary share of NFTSTAR Singapore Pte. LTD. (the parent company of NFT relevant business group) to the Purchaser for Singapore dollar 1.00. The Group had recorded a net gain of RMB 158.8 million (US$22.4 million) as of and for the year ended December 31, 2023 as gain on disposal of discontinued operations, net of tax.

NSWAP Singapore PTE. LTD. (“NSWAP”) was a wholly-owned subsidiary of The9 Limited. Since NSWAP was in a dormant state for over one year, the Group submitted the shutdown application and obtained the approval from the Accounting and Corporate Regulatory Authority in November 2023. The Group had recorded a loss of RMB 0.3 million (US$0.04 million) as of and for the year ended December 31, 2023 as loss on disposal of subsidiaries.

City Channel Ltd. was a wholly-owned subsidiary of The9 Limited, which was established in the Hong Kong (the “HK”) under the laws of the HK. Since City Channel Ltd was in a dormant state for years, the Group submitted the shutdown application and City Channel Ltd has been closed in January 2024. The Group has recorded a gain of RMB 7.5 thousand (US$1.0 thousand) as of and for the year ended December 31, 2024.

System Run Limited was a wholly-owned subsidiary of The9 Limited, which was established in the Cayman Islands (the “Cayman”) under the laws of the Cayman. Since System Run Limited was in a dormant state for years, the Group submitted the shutdown application, and System Run Limited has been closed in January 2024. Since System Run Limited did not conduct any business, there is no disposal gain or loss.

FF The9 China Joint Venture Limited was a subsidiary of The9 Limited, which was established in the Hong Kong (the “HK”) under the laws of the HK. Since FF The9 China Joint Venture was in a dormant state for years, the Group submitted the shutdown application, and FF The9 China Joint Venture Limited has been closed in January 2024. Since FF The9 China Joint Venture Limited did not conduct any business, there is no disposal gain or loss.

NCHIP COMPUTING PTE. LTD was a wholly-owned subsidiary of The9 Limited, which was established in Singapore under the laws of Singapore. Since NCHIP COMPUTING PTE. LTD was in a dormant state for over one year, the Group submitted the shutdown application, and NCHIP COMPUTING PTE. LTD has been closed in April 2024. Since NCHIP COMPUTING PTE. LTD did not conduct any business, there is no disposal gain or loss.

New Star International Development Limited was a wholly-owned subsidiary of The9 Limited (“The9”), which was established in the Hong Kong (the “HK”) under the laws of the HK. Since New Star International Development Limited was in a dormant state for over one year, the Group submitted the shutdown application, and New Star International Development Limited has been closed in February 2024. Since New Star International Development Limited did not conduct any business, there is no disposal gain or loss.

Montcompute Ltd. (“Montcompute”) was a majority-owned subsidiary of the Group, with a 61% equity interest. The entity was incorporated in Canada under Canadian law in 2021.

On July 31, 2024, the Group entered into an agreement to voluntarily relinquish a portion of its equity interest in Montcompute without receiving any consideration. As a result of this transaction, the Group’s ownership was reduced from 61% to 30%. The decision to reduce its stake was based on concerns regarding Montcompute’s long-term business prospects and internal strategic misalignments. Effective August 1, 2024, Montcompute no longer met the criteria for consolidation, and the Group deconsolidated the entity in accordance with ASC 810, Consolidation.

Following the loss of control, the Group retained one seat on Montcompute’s board of directors, allowing it to exercise significant influence over Montcompute’s financial and operational decisions. Accordingly, as of August 1, 2024, the Group accounts for its 30% remaining interest in Montcompute under the equity method in accordance with ASC 323, Investments — Equity Method and Joint Ventures.

As of the deconsolidation date, Montcompute’s net assets totaled RMB1.8 million (US$0.3 million). The Group recognized its 30% retained interest at RMB 0.55 million (US$ 0.08 million), which represented the fair value at the date of the transaction. In connection with the deconsolidation, the Group recorded a loss of RMB 11.6 million (US$1.6 million) during the year ended December 31, 2024.

For the period from August 1, 2024 to December 31, 2024, Montcompute incurred a net loss of RMB4.9 million (US$0.7 million). The Group’s share of this loss under the equity method was RMB 1.5 million (US$ 0.2 million). However, in accordance with ASC 323-10-35-20, the Group recognized its share of losses only to the extent of its investment balance. As of December 31, 2024, the Group’s investment in Montcompute was RMB 0.55 million (US$ 0.08 million), and this amount was fully recognized as its share of the loss for the reporting period ended December 31, 2024.

Niuxin US Inc. (Niuxin) was a wholly-owned subsidiary of NBTC Limited (HK), which was established in the United States of America (the “USA”) under the laws of the USA. Niuxin was closed in December 2024. The Group has recorded a gain of RMB 2,190 (US$300) as of and for the year ended December 31, 2024.

ShaoXing Jiuyu Internet Science and Technology Co., Ltd (“ShaoXing Jiuyu”) was a majority-owned subsidiary of the Group, with a 51% equity interest. The entity was incorporated in China under China law in 2024. On December 31, 2025, the Group and HuanYu have entered into a Termination Agreement, the Joint Venture Agreement terminated on the Effective Date of this Termination Agreement. Since our directors resigned on the effective date, the Group consequently lost control of ShaoXing Jiuyu. The Group has recorded a loss of RMB 55.2 thousand (US$7.9 thousand) as of and for the year ended December 31, 2025.

Suzhou Jiucheng Information Technology Co., Ltd (“Suzhou Jiucheng”) was a majority-owned subsidiary of the Group, with a 51% equity interest. The entity was incorporated in China under China law in 2024. On November 30, 2025, the Group and Shaoxing Tongze Network Science and Technology Co., Ltd. have entered into a Share Transfer Agreement, Shanghai The9 Information Technology Co., Ltd. agreed to transfer 51% of the equity interest in Suzhou Jiucheng to Shaoxing Tongze for RMB 55,000. Since the Group’s directors resigned on the effective date, we consequently lost control of Suzhou Jiucheng. The Group has recorded a loss of RMB 1.4 million (US$0.2 million) as of and for the year ended December 31, 2025.

Asian Way Development Ltd. is a wholly-owned subsidiary of The9, which was established in the Hong Kong (the “HK”) under the laws of the HK. Asian Way Development Ltd. was closed in November 21, 2025. The Group has recorded a loss of RMB 125 (US$18) as of and for the year ended December 31, 2025.